Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

14.Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were comprised as follows:

	December 31, 2021			December 31, 2020
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Lease liabilities (note 22)	384.2	756.5	1,140.7	456.8	995.3	1,452.1
Payables related to cost of sales	—	580.9	580.9	—	625.7	625.7
Salaries and employee benefit liabilities	482.6	85.6	568.2	394.4	90.6	485.0
Amounts withheld and accrued taxes	453.9	23.8	477.7	367.3	29.1	396.4
Deferred gift card, hospitality and other revenue	35.4	318.5	353.9	21.1	433.3	454.4
Pension and post retirement liabilities (note 21)	237.4	16.5	253.9	325.3	26.6	351.9
Income taxes payable	163.8	11.2	175.0	42.8	21.7	64.5
Administrative and other(2)	1,150.9	284.2	1,435.1	822.0	344.1	1,166.1
	2,908.2	2,077.2	4,985.4	2,429.7	2,566.4	4,996.1

Current	1,538.7	1,177.2	2,715.9	1,274.7	1,414.6	2,689.3
Non-current	1,369.5	900.0	2,269.5	1,155.0	1,151.8	2,306.8
	2,908.2	2,077.2	4,985.4	2,429.7	2,566.4	4,996.1

(1)Includes the Life insurance and Run-off reporting segment and Corporate and Other.

(2)Principally comprised of accrued operating expenses, advances from customers and liabilities related to business acquisitions.